Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class B, and Class C
October 29, 2011
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces the biographical information for John Avery and Matthew Friedman found in the "Fund Management" section on page 26.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since September 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

AIG-11-04  November 14, 2011
1.744347.132

Supplement to the
Fidelity Advisor® Balanced Fund
Institutional Class
October 29, 2011
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces the biographical information for John Avery and Matthew Friedman found in the "Fund Management" section on page 24.

John Avery is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since September 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Avery has worked as a research analyst and portfolio manager.

Tobias Welo is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since November 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Welo has worked as a research analyst and portfolio manager.

AIGI-11-04  November 14, 2011
1.744350.125